Fees Summary	Sep. 09, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 998,565,000.00
Previously Paid Amount	0.00
Total Fee Amount	137,901.82
Total Offset Amount	0.00
Net Fee	137,901.82
Narrative - Max Aggregate Offering Price	$ 998,565,000.00
Narrative - Max Aggregate Offering Amount | shares	1,000,000,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true